Fair Value Measurements - Fair value information (Details) - USD ($)	Sep. 30, 2024	Jun. 24, 2024
Extension Note - Bifurcated Derivative
Fair Value Measurements
Fair Value		$ 33,000
Extension Note - Bifurcated Derivative | Level 3
Fair Value Measurements
Fair Value		33,000
Quantum Convertible Note, related party
Fair Value Measurements
Fair Value	$ 2,985,000
Quantum Convertible Note, related party | Level 3
Fair Value Measurements
Fair Value	2,985,000
ELOC
Fair Value Measurements
Fair Value	177,000	694,512
ELOC | Level 3
Fair Value Measurements
Fair Value	177,000	694,512
ELOC Commitment Fee Note
Fair Value Measurements
Fair Value	495,000
ELOC Commitment Fee Note | Level 3
Fair Value Measurements
Fair Value	495,000
Additional Bridge Notes
Fair Value Measurements
Fair Value	122,000	466,646
Additional Bridge Notes | Level 3
Fair Value Measurements
Fair Value	122,000	466,646
Exchange Note
Fair Value Measurements
Fair Value	1,851,000	6,155,925
Exchange Note | Level 3
Fair Value Measurements
Fair Value	1,851,000	$ 6,155,925
September 2024 Convertible Note
Fair Value Measurements
Fair Value	2,000,000
September 2024 Convertible Note | Level 3
Fair Value Measurements
Fair Value	$ 2,000,000